Schedule of deferred tax assets (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		$ 4,163,838	$ 5,415,369
Deferred tax charged to consolidated statement of profit or loss during the year		4,805,091	(1,251,531)
Transfer to assets classified as held for sale
Deferred tax assets, ending balance	$ 1,154,644	8,968,929	4,163,838
Accelerated tax depreciation [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		1,966,254	2,316,374
Deferred tax charged to consolidated statement of profit or loss during the year		4,397,749	(526,957)
Transfer to assets classified as held for sale			176,837
Deferred tax assets, ending balance	819,290	6,364,003	1,966,254
Losses available for off setting against future taxable profits [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		1,182,688	1,665,519
Deferred tax charged to consolidated statement of profit or loss during the year		299,731	(305,994)
Transfer to assets classified as held for sale			(176,837)
Deferred tax assets, ending balance	190,844	1,482,419	1,182,688
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		(11,239,859)	(16,100,234)
Deferred tax charged to consolidated statement of profit or loss during the year		1,083,330	761,716
Transfer to assets classified as held for sale			4,098,659
Deferred tax assets, ending balance	(1,307,533)	(10,156,529)	(11,239,859)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		12,254,755	17,533,710
Deferred tax charged to consolidated statement of profit or loss during the year		(975,719)	(1,180,296)
Transfer to assets classified as held for sale			(4,098,659)
Deferred tax assets, ending balance	$ 1,452,043	$ 11,279,036	$ 12,254,755